Segment information	6 Months Ended
Jun. 30, 2013
Segment information
Note 5 Segment information

Overview

The Group is a global financial services company domiciled in Switzerland. The Group’s business consists of two segments: Private Banking & Wealth Management and Investment Banking. The two segments are complemented by Shared Services, which provides support in the areas of finance, operations, human resources, legal and compliance, risk management and IT. Corporate Center includes parent company operations such as Group financing, expenses for projects sponsored by the Group and certain expenses that have not been allocated to the segments. In addition, Corporate Center includes consolidation and elimination adjustments required to eliminate intercompany revenues and expenses. Beginning in 1Q13, segment assets exclude intra-Group balances between the segments. Prior periods have been reclassified to conform to the current presentation.

> Refer to “Note 5 – Segment information” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2012 for further information on segment information, revenue sharing and cost allocation, funding and taxes.

Net revenues and income before taxes

in	2Q13	1Q13	2Q12	6M13	6M12
Net revenues (CHF million)
Private Banking & Wealth Management	3,424	3,285	3,398	6,709	6,873
Investment Banking	3,400	3,945	2,751	7,345	6,710
Corporate Center	80	(131)	78	(51)	(1,488)
Noncontrolling interests without SEI	122	71	34	193	203
Net revenues	7,026	7,170	6,261	14,196	12,298
Income/(loss) before taxes (CHF million)
Private Banking & Wealth Management	917	881	977	1,798	1,928
Investment Banking	754	1,300	314	2,054	1,221
Corporate Center	(137)	(359)	(180)	(496)	(1,998)
Noncontrolling interests without SEI	105	69	20	174	178
Income/(loss) before taxes	1,639	1,891	1,131	3,530	1,329

Total assets

end of	2Q13	1Q13	4Q12	2Q12
Total assets (CHF million)
Private Banking & Wealth Management	279,340	284,588	275,683	277,922
Investment Banking	561,980	582,272	563,758	650,591
Corporate Center	74,316	75,339	80,733	110,350
Noncontrolling interests without SEI	4,267	4,419	4,106	4,592
Total assets	919,903	946,618	924,280	1,043,455
Beginning in 1Q13, segment assets exclude intra-Group balances between the segments. Prior periods have been reclassified to conform to the current presentation.